SCHEDULE OF INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods		¥ 87,507	¥ 105,315
Raw materials		28,848	21,564
Inventories, net	$ 17,149	¥ 116,355	¥ 126,879